UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  6/30/06



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Chief Operating Officer
      --------------------------

Phone:     212.319.6354

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   8/14/06

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   51

                                        -------


Form 13F Information Table Value Total:  $120,276
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------


3M COMPANY                     COM              88579Y101    24214   299790 SH       Sole                   299790
ABBOTT LABS COM                COM              002824100      218     5000 SH       Sole                     5000
ADOBE SYSTEMS                  COM              00724F101     1876    61803 SH       Sole                    61803
AMERICAN EXPRESS CO COM        COM              025816109     2253    42329 SH       Sole                    42329
AMERICAN INTL GROUP COM        COM              026874107     1792    30350 SH       Sole                    30350
AMERIPRISE FINANCIAL INC.      COM              03076C106     2318    51886 SH       Sole                    51886
AMGEN INC COM                  COM              031162100     2288    35070 SH       Sole                    35070
APPLE COMPUTER                 COM              037833100     3263    56975 SH       Sole                    56975
ATS MED INC COM                COM              002083103      119    50000 SH       Sole                    50000
AUTODESK INC                   COM              052769106     2653    77002 SH       Sole                    77002
BROADCOM CORP.                 COM              111320107     1175    38750 SH       Sole                    38750
BURLINGTON NRTHN SANTA COM     COM              12189T104     2156    27200 SH       Sole                    27200
CATERPILLAR INC DEL COM        COM              149123101     3318    44550 SH       Sole                    44550
CBL & ASSOC PPTYS INC          COM              124830100      358     9200 SH       Sole                     9200
CHEVRON TEXACO CORP            COM              166764100      354     5698 SH       Sole                     5698
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     2583     5260 SH       Sole                     5260
CISCO SYS INC COM              COM              17275R102     5094   260826 SH       Sole                   260826
CITIGROUP INC COM              COM              172967101     2246    46558 SH       Sole                    46558
CONOCOPHILLIPS                 COM              20825C104     2284    34850 SH       Sole                    34850
CVS CORP.                      COM              126650100     1722    56100 SH       Sole                    56100
EXXON MOBIL CORP.              COM              30231G102     1479    24104 SH       Sole                    24104
FLUOR CORP.                    COM              343412102     2946    31700 SH       Sole                    31700
GENENTECH INC                  COM              368710406     3362    41095 SH       Sole                    41095
GENERAL ELEC CO COM            COM              369604103     3230    98011 SH       Sole                    98011
GOLDMAN SACHS GROUP INC        COM              38141G104     3626    24101 SH       Sole                    24101
GOOGLE                         COM              38259P508     1482     3535 SH       Sole                     3535
HEWLETT PACKARD CO.            COM              428236103     1397    44103 SH       Sole                    44103
HOME DEPOT INC COM             COM              437076102      206     5754 SH       Sole                     5754
JOHNSON & JOHNSON COM          COM              478160104     2003    33425 SH       Sole                    33425
KEYCORP NEW COM                COM              493267108      428    12000 SH       Sole                    12000
MICROSOFT CORP COM             COM              594918104     4664   200159 SH       Sole                   200159
NASDAQ STOCK MARKET INC.       COM              631103108     1440    48145 SH       Sole                    48145
NORTHSTAR REALTY FIN CORP      COM              66704r100      222    18500 SH       Sole                    18500
NYSE GROUP INC.                COM              62949W103     1627    23760 SH       Sole                    23760
OCCIDENTAL PETROLEUM           COM              674599105     2382    23225 SH       Sole                    23225
PHELPS DODGE                   COM              717265102     1858    22615 SH       Sole                    22615
PNC BANK CORP.                 COM              693475105      702    10000 SH       Sole                    10000
PROCTER & GAMBLE CO COM        COM              742718109     3437    61816 SH       Sole                    61816
PROVIDENT ENERGY TRUST         COM              pvx            255    20644 SH       Sole                    20644
QUALCOMM INC COM               COM              747525103     2767    69051 SH       Sole                    69051
SANDISK CORP.                  COM              80004C101     1491    29250 SH       Sole                    29250
SCHLUMBERGER LTD COM           COM              806857108     3754    57650 SH       Sole                    57650
SEAGATE TECHNOLOGIES           COM              G7945J104     1568    69275 SH       Sole                    69275
SLM                            COM              78442P106     1658    31339 SH       Sole                    31339
ST JUDE MED INC COM            COM              790849103     1885    58157 SH       Sole                    58157
STARBUCKS CORP                 COM              855244109     2699    71485 SH       Sole                    71485
TEXAS INSTRUMENTS              COM              882508104     2769    91410 SH       Sole                    91410
TOYOTA MOTOR CREDIT CORP.      COM              892331307     1765    16875 SH       Sole                    16875
UMPQUA HOLDINGS CORP           COM              904214103      257    10005 SH       Sole                    10005
UNILEVER NV WI                 COM              904784709      362    16065 SH       Sole                    16065
UNITED TECHNOLOGIES CORP       COM              913017109      270     4258 SH       Sole                     4258